Supplement dated April 7, 2008 to Prospectuses dated May 1, 2007 for
          ANNUICHOICE(R) II, GRANDMASTER FLEX3, IQ3 THE SMART ANNUITY,
                    IQ ADVISOR, PINNACLEPLUS, AND PINNACLE V
                       FLEXIBLE PREMIUM VARIABLE ANNUITIES
                    and Prospectus dated February 5, 2008 for
               ANNUICHOICE(R) II FLEXIBLE PREMIUM VARIABLE ANNUITY
                   and Prospectus dated February 14, 2008 for
                  PINNACLE V FLEXIBLE PREMIUM VARIABLE ANNUITY
               Issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY
             Through its Separate Account I and Separate Account II



This is a supplement to the prospectuses identified above. This supplement describes important changes to the Touchstone VST Portfolios available through the Variable Account Options in your variable annuity issued by National Integrity Life Insurance Company (National Integrity). Please retain this supplement to the prospectuses for future reference.


I. MERGER OF VARIABLE ACCOUNT OPTIONS IN YOUR VARIABLE ANNUITY

Pending approval at a Special Meeting of Shareholders to be held on April 25, 2008, the Touchstone Variable Series Trust will merge certain Portfolios effective as of the end of that Business Day, which will result in the merger of certain Variable Account Options in your variable annuity. The "Merging Variable Account Option" in the left column below will merge into the "Surviving Variable Account Option" listed in the right column below. After the merger, the Merging Variable Account Options will no longer exist.

-------------------------------------------------------------------------------------------------------------------
             MERGING VARIABLE ACCOUNT OPTIONS                      SURVIVING VARIABLE ACCOUNT OPTION
-------------------------------------------------------------------------------------------------------------------
Touchstone VST Growth & Income -->                         Touchstone VST Large Cap Core Equity(1)
-------------------------------------------------------------------------------------------------------------------
Touchstone VST Value Plus -->
-------------------------------------------------------------------------------------------------------------------
Touchstone VST Eagle Capital Appreciation -->
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
              MERGING VARIABLE ACCOUNT OPTION                      SURVIVING VARIABLE ACCOUNT OPTION
-------------------------------------------------------------------------------------------------------------------
Touchstone VST Balanced -->                                Touchstone VST Moderate ETF, Initial Class
-------------------------------------------------------------------------------------------------------------------

Any Account Value you have in the Merging Variable Account Options at the end of the Business Day on April 25, 2008 will automatically be transferred to the corresponding Surviving Variable Account Option. You will not incur a transfer charge and the transfers will not count toward the number of free transfers allowed each year under your variable annuity contract.

If you currently have Account Value invested in both a Merging Variable Account Option and the corresponding Surviving Variable Account Option, THIS MERGER WILL CHANGE YOUR CURRENT ASSET ALLOCATION AND MAY RESULT IN AN UNINTENDED INVESTMENT MIX. You should consider whether the assets in your variable annuity are over-allocated to the Surviving Variable Account Option after the merger. You should review your asset allocation with your financial advisor or call our Administrative Office at 800-433-1778 to make changes to your asset allocation. If you make transfers among your Variable Account Options (whether before or after the merger), the terms of your variable annuity contract governing transfers, including applicable charges, will apply.


--------------------------
(1)  Formerly Touchstone VST Enhanced Dividend 30

II.  FUTURE ALLOCATIONS

If you have allocations in place for future contributions or if purchases are scheduled under National Integrity's programs such as the Dollar Cost Averaging, Systematic Transfer, Systematic Contributions or Customized Asset Rebalancing Programs, we call these Future Allocations. If you have Future Allocations directed to any of the Merging Variable Account Options, those Future Allocations will be automatically redirected after the merger. If you currently have Future Allocations directed into both a Merging Variable Account Option and the corresponding Surviving Variable Account Option, you should consider whether your Future Allocations are over-allocated to the Surviving Variable Account Option after the merger. YOU SHOULD REVIEW YOUR FUTURE ALLOCATIONS, INCLUDING ANY AUTOMATIC REBALANCING YOU CURRENTLY HAVE.

For each variable annuity that is affected, the charts below lists the Variable Account Options that are merging on the left (Merging Variable Account Options) and the Variable Account Options that will receive your Future Allocations on the right (Future Allocation Variable Account Options). You may change your Future Allocations to any available Investment Option at any time without a fee.

GRAND MASTER I, II AND III, IQ, IQ3, PINNACLE I, II AND III
--------------------------------------------------------------------------------------------------------------------
             MERGING VARIABLE ACCOUNT OPTIONS              FUTURE ALLOCATION VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Growth & Income -->                         Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Value Plus -->                              Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Eagle Capital Appreciation -->              Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Balanced -->                                Touchstone VST Moderate ETF, INITIAL CLASS*
--------------------------------------------------------------------------------------------------------------------

ANNUICHOICE, GRANDMASTER FLEX3, PINNACLE IV AND V, PINNACLE PLUS, IQ ADVISOR**
--------------------------------------------------------------------------------------------------------------------
             MERGING VARIABLE ACCOUNT OPTIONS              FUTURE ALLOCATION VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Growth & Income-->                          Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Value Plus -->                              Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Eagle Capital Appreciation -->              Touchstone VST Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------
Touchstone VST Balanced -->                                Touchstone VST Moderate ETF, SERVICE CLASS*
--------------------------------------------------------------------------------------------------------------------

*Some variable annuities currently offer the Moderate ETF, Initial Class and some offer Moderate ETF, Service Class. For those that do not currently offer the Initial Class, the Initial Class will be opened to receive the merging funds and then closed. The Moderate ETF, Service Class will remain open to receive any future contributions or Future Allocations.

**If you own an AnnuiChoice, GrandMaster flex3, Pinnacle IV, Pinnacle V, Pinnacle Plus or IQ Advisor variable annuity, and if you currently have assets in both the Touchstone VST Moderate ETF, Service Class and the Touchstone VST Balanced Variable Account Options, you should consider whether the assets in your variable annuity are over-allocated to the Touchstone VST Moderate ETF fund. In this scenario, after the merger, you will have assets in both the Initial Class and the Service Class of the Touchstone VST Moderate ETF Portfolio. Please note that the Net Total Annual Portfolio Operating Expenses are the same for both classes. Please review your asset allocation to ensure that it continues to meet your investment goals.

                                   Page 2 of 2